Long-term Debt - Additional Information (Details) $ in Thousands, $ in Millions				12 Months Ended
	Mar. 22, 2024 USD ($)	Oct. 13, 2023 USD ($)	Aug. 21, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings				$ 2,402,881	$ 1,884,182		$ 1,315,757
Proceeds from borrowings, classified as financing activities				500,000	575,000
Property and equipment				2,891,087	2,415,472
Carrying value
Disclosure Of Detailed Information About Borrowings [Line Items]
Property and equipment				3,932,450	3,334,548		2,873,326
Rolling Stock
Disclosure Of Detailed Information About Borrowings [Line Items]
Property and equipment pledged as security				246,100	89,600
Property and equipment				1,436,775	1,067,968
Rolling Stock | Carrying value
Disclosure Of Detailed Information About Borrowings [Line Items]
Property and equipment				2,243,864	1,758,200		$ 1,501,548
Unsecured Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 500,000
Deferred financing fees	1,300
Repayments of current borrowings				$ 300,000
Additional credit availability	$ 500,000
Debt instrument interest rate				1.65%		1.65%
Unsecured Term Loan | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings maturity terms	1 year
Unsecured Term Loan | Bottom of Range | SOFR [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, basis points	128.00%
Unsecured Term Loan | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings maturity terms	3 years
Unsecured Term Loan | Top of Range | SOFR [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, basis points	190.00%
Unsecured Term Loan | United States of America, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings				$ 199,609	$ 0
Debt instrument interest rate				6.07%		6.07%
Year of maturity				2027
Unsecured Term Loan | Year One
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 100,000
Unsecured Term Loan | Year Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	100,000
Unsecured Term Loan | Year Three
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 300,000
Unsecured Revolving Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Additional credit availability				$ 175,000
Unsecured Revolving Credit Facility | Canada, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Additional credit availability						$ 245
Debt instrument interest rate				5.10%	6.58%	5.10%
Unsecured Revolving Credit Facility | United States of America, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Additional credit availability						$ 5
Debt instrument interest rate				6.83%	6.60%	6.83%
New Unsecured Revolving Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Term loan credit facility				$ 904,900	$ 951,400
Unsecured Debenture
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument effective rate					3.32%
Unsecured Debenture | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate				3.32%	3.32%	3.32%
Unsecured Debenture | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate				4.22%	4.22%	4.22%
Unsecured Debenture | Canada, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings				$ 0	$ 151,023
Year of maturity				2024
Unsecured Debenture | Canada, Dollars | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate				3.32%		3.32%
Unsecured Debenture | Canada, Dollars | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate				4.22%		4.22%
Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Deferred financing fees		$ 1,200	$ 100
Proceeds from borrowings, classified as financing activities		$ 500,000	75,000
Percentage of principal amount				100.00%		100.00%
Unsecured Senior Notes | Tranche One [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from borrowings, classified as financing activities			$ 50,000
Year of maturity			August 19, 2035
Unsecured Senior Notes | Tranche Two [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from borrowings, classified as financing activities			$ 25,000
Year of maturity			2038
Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings maturity terms		5 years
Debt instrument interest rate		6.27%	5.56%
Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings maturity terms		20 years
Debt instrument interest rate		7.11%	5.64%
Unsecured Senior Notes | United States of America, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings				$ 254,631	$ 254,376
Unsecured Senior Notes | United States of America, Dollars | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate				2.89%		2.89%
Year of maturity				2026
Unsecured Senior Notes | United States of America, Dollars | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate				5.64%		5.64%
Year of maturity				2038